SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents, Current	$ 529,837	$ 3,236,482
Allowance for Doubtful Accounts Receivable, Current	$ 1,817,050	1,648,178			$ 1,017,717
Value Added Taxes Rate	17.00%		17.00%
Revenue from Grants	$ 87,250	138,219
Cash and Cash Equivalents, at Carrying Value	11,278,475	123,649			$ 626,791
Advertising Expense	$ 69,535	21,715
Accounts Receivable Outstanding,Less Than One Year [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	4.00%
Accounts Receivable Outstanding,Later Than One Year But Less Than Two Year [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%
Accounts Receivable Outstanding,Later Than Two Year But Less Than Three Year [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	27.00%
Accounts Receivable Outstanding,Later Than Three Years [Member] | Accounts Receivable [Member] | Maximum [Member]
Concentration Risk, Percentage	100.00%
Accounts Receivable Outstanding,Later Than Three Years [Member] | Accounts Receivable [Member] | Minimum [Member]
Concentration Risk, Percentage	67.00%
China, Yuan Renminbi [Member]
Cash and Cash Equivalents, at Carrying Value	$ 7,107,387	$ 123,649	¥ 47,296,107	¥ 824,870
United States of America, Dollars [Member]
Cash and Cash Equivalents, at Carrying Value	$ 4,171,033